Share Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share Based Compensation
13.
Share-based compensation

In March 2016, the Group’s shareholders and board of directors adopted the Amended and Restated Share Incentive Plan (“2016 Plan”) to grant share-based compensation awards to attract, motivate, retain and reward certain directors, officers, employees and other eligible persons and to further link the interests of award recipients with those of the Group’s shareholders. The maximum aggregate number of ordinary shares that may be issued under the 2016 Plan is 21,920,964 ordinary shares.

In 2021, the Group adopted the 2021 share incentive plan (“2021 Plan”), to promote the success and enhance the value of the Group by linking the personal interests of the directors, employees, and consultants to those of the Group’s shareholders and by providing such individuals with an incentive for outstanding performance to generate superior returns to the Group’s shareholders. The maximum aggregate number of ordinary shares that may be issued under 2021 Plan is 6,021,619. The Group amended and restated 2021 Plan in March 2023 to expand the award pool to 12,150,080 shares, the source of which can be either new shares or treasury shares.

Share options

Under the 2016 Plan and 2021 Plan, options granted to employees vest upon satisfaction of a service condition. The Group granted 3,559,433 and 836,164 share options with service condition generally vested over four years to certain employees in 2022 and 2023, respectively. The Group granted 3,150,586 share options to certain employees in 2024, which is generally vested upon grant and vested on the first anniversary date of grant. The options expire in ten years from the date of grant.

In determining the fair value of the stock options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2022, 2023 and 2024 were as follows:

For the years ended December 31,
	2022	2023	2024
Expected volatility	47.80%~48.20%	49.00%~51.00%	57.71%~66.26%
Risk-free interest rate (per annum)	1.51%~2.94%	2.40%~2.97%	1.67%~2.24%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	RMB19.43~RMB62.05	RMB18.80~RMB32.19	RMB11.65~RMB29.22
Fair value of share option	RMB18.39~RMB61.01	RMB18.10~RMB31.48	RMB10.93~RMB28.50

The Group estimated expected volatility by reference to the historical price volatilities of ordinary shares of comparable companies over a period close to the contract term of the options. The Group estimated the risk-free interest rate based on the yield to maturity of U.S. government bonds at grant date with a maturity period close to the contract term of options, adjusted by country risk differential between U.S. and China. The Group estimated exercise multiples based on empirical research on typical employee stock option exercising behavior. The dividend yield was estimated as zero based on the plan to retain profit for corporate expansion and no dividend will be distributed in the near future. The Company used the closing price of ordinary shares on the grant date as the fair value of ordinary share on the grant date. The assumptions used in share-based compensation expenses recognition represent the Group’s best estimates, but these estimates involve inherent uncertainties and the application of judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period.

13.
Share-based compensation—(Continued)

Share options—(Continued)

The following table summarized the Group’s share option activities under the Option Plans for the year ended December 31, 2024:

	Number of options	Weighted average exercise price per share	Weighted average grant date fair value per share	Weighted average remaining contractual life	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding as of December 31, 2023	13,881,531	0.70	31.64	5.90	271,092
Granted	3,150,586	0.71	13.79
Forfeited	(137,437)	0.71	37.54
Exercised	(4,594,339)	0.71	20.04
Outstanding as of December 31, 2024	12,300,341	0.71	31.81	5.17	369,438
Vested and expect to vest as of December 31, 2024	12,300,341	0.71	31.81
Exercisable at December 31, 2024	11,259,785	0.69	34.15	4.89	338,353

The weighted-average grant-date fair value of options granted during the year 2022, 2023 and 2024 was RMB22.46, RMB25.45 and RMB13.79, respectively. The total intrinsic value of options exercised during the years ended December 31, 2022, 2023 and 2024, was RMB135,949, RMB101,351 and RMB92,074, respectively.

For the year ended December 31, 2024, share-based compensation expenses related to options of RMB130,947 has been recognized. As of December 31, 2024, there were RMB19,969 of total unrecognized compensation expenses related to options which is expected to be recognized over a weighted average period of 1.01 years.

Restricted share units

In 2022, the Group granted a total of 172,333 restricted share units (“RSUs”) to the management team under 2021 plan, among which 133,333 RSUs vested immediately upon grant, 9,000 RSUs vested on first and second anniversary date of grant and 30,000 RSUs vested on first, second and third anniversary date of grant. In 2024, the Group granted a total of 3,363,334 RSUs to the management team under 2021 plan, among which 3,333,334 of them vested 25% on each quarter end after granted and 30,000 RSUs vested on the first, second and third anniversary date of grant. Compensation expenses based on fair value are amortized over the requisite service period of award using the straight-line vesting attribution method.

A summary of the RSUs activities for the year ended December 31, 2024 is as follows:

	Number of RSU	Weighted average grant-date fair value	Weighted average remaining contractual life
		RMB	Years
Outstanding as of December 31, 2023	30,000	20.53	1.77
Granted	3,363,334	11.65	—
Vested	(2,520,001)	11.93	—
Outstanding as of December 31, 2024	873,333	12.17	0.17

13.
Share-based compensation—(Continued)

Restricted share units—(Continued)

The weighted-average grant-date fair value of RSUs granted during the year 2022, 2023 and 2024 was RMB22.98, nil and RMB11.65, respectively. The total intrinsic value of RSUs vested during the years ended December 31, 2023 and 2024 was RMB618 and RMB30,063, respectively and total intrinsic value of outstanding RSUs as of December 31, 2024 was RMB10,625.

The share-based compensation expenses related to RSUs of RMB4,295, RMB1,111 and RMB35,794 were recognized by the Group for the years ended December 31, 2022, 2023 and 2024, respectively.

As of December 31, 2024, there were RMB3,987 of total unrecognized compensation expenses related to RSUs for the future period.

The Group recorded share-based compensation expense of RMB174,236, RMB134,402 and RMB166,741 for the years ended December 31, 2022, 2023 and 2024, respectively, which were classified in the consolidated statements of operations as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Fulfillment expenses	44,408	23,390	20,649
Selling and marketing expenses	36,104	17,240	68,858
General and administrative expenses	71,696	73,156	59,630
Technology and content expenses	22,028	20,616	17,604